Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			$ 5,071
Lease liabilities	$ 4,220	$ 5,899	0
Guarantee deposits	400		154
Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	57,339		20,000
Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	164,000		164,000
Not later than Six months [Member]
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			5,071
Lease liabilities	971
Guarantee deposits	400		154
Non-derivative financial liabilities, undiscounted cash flows	173,244		139,557
Not later than Six months [Member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	57,625		20,003
Not later than Six months [Member] | Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	114,248		114,329
Later than six months and not later than one year [member]
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			0
Lease liabilities	559
Guarantee deposits	0		0
Non-derivative financial liabilities, undiscounted cash flows	50,565		50,005
Later than six months and not later than one year [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Later than six months and not later than one year [member] | Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	50,006		50,005
Later than one year and not later than two years [member]
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			0
Lease liabilities	1,614
Guarantee deposits	0		0
Non-derivative financial liabilities, undiscounted cash flows	1,614		0
Later than one year and not later than two years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Later than one year and not later than two years [member] | Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Later than two years and not later than five years [member]
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			0
Lease liabilities	1,306
Guarantee deposits	0		0
Non-derivative financial liabilities, undiscounted cash flows	1,306		0
Later than two years and not later than five years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Later than two years and not later than five years [member] | Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Later than five years [member]
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			0
Lease liabilities	0
Guarantee deposits	0		0
Non-derivative financial liabilities, undiscounted cash flows	0		0
Later than five years [member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Later than five years [member] | Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0		0
Contractual Cash Flows [Member]
Non derivative financial Liabilities [Abstract]
Financial liability at amortized cost			5,071
Lease liabilities	4,450
Guarantee deposits	400		154
Non-derivative financial liabilities, undiscounted cash flows	226,729		189,562
Contractual Cash Flows [Member] | Unsecured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	57,625		20,003
Contractual Cash Flows [Member] | Secured Borrowings
Non derivative financial Liabilities [Abstract]
Short-term borrowings	$ 164,254		$ 164,334